Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information
Supplemental cash flow information

13.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2022	December 31, 2021	December 31, 2020

Exploration and evaluation assets expenditures included in trade and other payables	$90,850	$89,203	$48,038
Right -of- use assets	-	(508,799)	-
Warrant liability	-	2,371,174	-
Fair value of finders’ warrants	-	130,731	-
Lease liabilities	-	508,799	-
Fair value of cash stock options transferred to share capital on exercise of options	-	177,250	51,980
Fair value of cashless stock options transferred to share capital on exercise of options	-	-	178,480

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2022	December 31, 2021

Cash	$1,542,956	$2,133,076
Term Deposits	5,115,120	8,037,300
Total cash and cash equivalents	$6,658,076	$10,170,376